UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07237

Putnam Investment Funds

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander Y. Kymn, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Putnam Large Cap Growth Fund
Class A [POGAX]	Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Putnam Large Cap Growth Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$91	0.88%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Putnam Large Cap Growth Fund returned 5.84%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 8.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Caterpillar, a construction and mining equipment company
↑	Overweight position in Advanced Micro Devices, a semiconductor company
↑	Underweight position in Intuit, a financial software company

Top detractors from performance:
↓	Underweight position in Alphabet, a technology company
↓	Underweight position in Apple, a consumer technology company
↓	Overweight position in Coherent, a photonics company
Putnam Large Cap Growth Fund	PAGE 1	38964-ATSA-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	5.84	10.32	17.06
Class A (with sales charge)	-0.25	9.02	16.37
Russell 3000 Index	19.60	11.82	14.56
Russell 1000 Growth Index	8.03	11.88	17.46
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$13,480,994,636
Total Number of Portfolio Holdings	55
Total Management Fee Paid	$67,216,710
Portfolio Turnover Rate	56%
Putnam Large Cap Growth Fund	PAGE 2	38964-ATSA-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Large Cap Growth Fund	PAGE 3	38964-ATSA-0926

Putnam Large Cap Growth Fund
Class C [POGCX]	Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Putnam Large Cap Growth Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$167	1.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Putnam Large Cap Growth Fund returned 5.03%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 8.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Caterpillar, a construction and mining equipment company
↑	Overweight position in Advanced Micro Devices, a semiconductor company
↑	Underweight position in Intuit, a financial software company

Top detractors from performance:
↓	Underweight position in Alphabet, a technology company
↓	Underweight position in Apple, a consumer technology company
↓	Overweight position in Coherent, a photonics company
Putnam Large Cap Growth Fund	PAGE 1	38964-ATSC-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	5.03	9.49	16.36
Class C (with sales charge)	4.05	9.49	16.36
Russell 3000 Index	19.60	11.82	14.56
Russell 1000 Growth Index	8.03	11.88	17.46
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$13,480,994,636
Total Number of Portfolio Holdings	55
Total Management Fee Paid	$67,216,710
Portfolio Turnover Rate	56%
Putnam Large Cap Growth Fund	PAGE 2	38964-ATSC-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Large Cap Growth Fund	PAGE 3	38964-ATSC-0926

Putnam Large Cap Growth Fund
Class R [PGORX]	Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Putnam Large Cap Growth Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$116	1.13%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of Putnam Large Cap Growth Fund returned 5.58%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 8.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Caterpillar, a construction and mining equipment company
↑	Overweight position in Advanced Micro Devices, a semiconductor company
↑	Underweight position in Intuit, a financial software company

Top detractors from performance:
↓	Underweight position in Alphabet, a technology company
↓	Underweight position in Apple, a consumer technology company
↓	Overweight position in Coherent, a photonics company
Putnam Large Cap Growth Fund	PAGE 1	38964-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R	5.58	10.04	16.77
Russell 3000 Index	19.60	11.82	14.56
Russell 1000 Growth Index	8.03	11.88	17.46
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$13,480,994,636
Total Number of Portfolio Holdings	55
Total Management Fee Paid	$67,216,710
Portfolio Turnover Rate	56%
Putnam Large Cap Growth Fund	PAGE 2	38964-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Large Cap Growth Fund	PAGE 3	38964-ATSR-0926

Putnam Large Cap Growth Fund
Class R5 [PGODX]	Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Putnam Large Cap Growth Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$67	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R5 shares of Putnam Large Cap Growth Fund returned 6.09%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 8.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Caterpillar, a construction and mining equipment company
↑	Overweight position in Advanced Micro Devices, a semiconductor company
↑	Underweight position in Intuit, a financial software company

Top detractors from performance:
↓	Underweight position in Alphabet, a technology company
↓	Underweight position in Apple, a consumer technology company
↓	Overweight position in Coherent, a photonics company
Putnam Large Cap Growth Fund	PAGE 1	38964-ATSR5-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R5	6.09	10.59	17.36
Russell 3000 Index	19.60	11.82	14.56
Russell 1000 Growth Index	8.03	11.88	17.46
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$13,480,994,636
Total Number of Portfolio Holdings	55
Total Management Fee Paid	$67,216,710
Portfolio Turnover Rate	56%
Putnam Large Cap Growth Fund	PAGE 2	38964-ATSR5-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Large Cap Growth Fund	PAGE 3	38964-ATSR5-0926

Putnam Large Cap Growth Fund
Class R6 [PGOEX]	Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Putnam Large Cap Growth Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$58	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Putnam Large Cap Growth Fund returned 6.18%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 8.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Caterpillar, a construction and mining equipment company
↑	Overweight position in Advanced Micro Devices, a semiconductor company
↑	Underweight position in Intuit, a financial software company

Top detractors from performance:
↓	Underweight position in Alphabet, a technology company
↓	Underweight position in Apple, a consumer technology company
↓	Overweight position in Coherent, a photonics company
Putnam Large Cap Growth Fund	PAGE 1	38964-ATSR6-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	6.18	10.69	17.48
Russell 3000 Index	19.60	11.82	14.56
Russell 1000 Growth Index	8.03	11.88	17.46
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$13,480,994,636
Total Number of Portfolio Holdings	55
Total Management Fee Paid	$67,216,710
Portfolio Turnover Rate	56%
Putnam Large Cap Growth Fund	PAGE 2	38964-ATSR6-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Large Cap Growth Fund	PAGE 3	38964-ATSR6-0926

Putnam Large Cap Growth Fund
Class Y [PGOYX]	Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Putnam Large Cap Growth Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$65	0.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of Putnam Large Cap Growth Fund returned 6.10%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 8.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Caterpillar, a construction and mining equipment company
↑	Overweight position in Advanced Micro Devices, a semiconductor company
↑	Underweight position in Intuit, a financial software company

Top detractors from performance:
↓	Underweight position in Alphabet, a technology company
↓	Underweight position in Apple, a consumer technology company
↓	Overweight position in Coherent, a photonics company
Putnam Large Cap Growth Fund	PAGE 1	38964-ATSY-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class Y	6.10	10.60	17.35
Russell 3000 Index	19.60	11.82	14.56
Russell 1000 Growth Index	8.03	11.88	17.46
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$13,480,994,636
Total Number of Portfolio Holdings	55
Total Management Fee Paid	$67,216,710
Portfolio Turnover Rate	56%
Putnam Large Cap Growth Fund	PAGE 2	38964-ATSY-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Large Cap Growth Fund	PAGE 3	38964-ATSY-0926

Putnam U.S. Research Fund
Class A [PNRAX]	Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Putnam U.S. Research Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$95	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Putnam U.S. Research Fund returned 23.21%. The Fund compares its performance to the S&P 500 Index, which returned 19.56% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company
↑	Overweight position in Lam Research, a semiconductor equipment company
↑	Underweight position in Tesla, an electric vehicle company

Top detractors from performance:
↓	Underweight position in Micron Technology, a memory chip company
↓	Overweight position in Microsoft, a software company
↓	Overweight position in Boston Scientific, a medical device company
Putnam U.S. Research Fund	PAGE 1	38965-ATSA-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	23.21	13.67	15.74
Class A (with sales charge)	16.12	12.33	15.05
Russell 3000 Index	19.60	11.82	14.56
S&P 500 Index	19.56	12.86	15.08
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective September 30, 2025, the Fund adopted its current investment strategy.
Performance benefited from gains related to settlement of security litigations recognized in May 2017.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$824,528,951
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	148
Total Management Fee Paid	$2,784,035
Portfolio Turnover Rate	54%
Putnam U.S. Research Fund	PAGE 2	38965-ATSA-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name changed from Putnam Research Fund to Putnam U.S. Research Fund.
Effective September 30, 2025, the following was added to the “Investments” section of the Fund’s prospectus:
“Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the United States. This policy may be changed only after 60 days’ notice to shareholders. Equity securities include common stocks, preferred stocks, and convertible securities. We consider a company to be located in the United States. if the company’s securities trade in the United States, the company is headquartered or organized in the United States or the company derives a majority of its revenues or profits in the United States.”
Effective April 30, 2026, the portfolio managers for the Fund are Jacquelyne J. Cavanaugh, Robert Gray, Kathryn Lakin, Matthew LaPlant, CFA, Andrew O’Brien, CFA and William Rives, CFA.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request  at
(800) 225-1581  or  funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam U.S. Research Fund	PAGE 3	38965-ATSA-0926

Putnam U.S. Research Fund
Class C [PRACX]	Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Putnam U.S. Research Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$178	1.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Putnam U.S. Research Fund returned 22.28%. The Fund compares its performance to the S&P 500 Index, which returned 19.56% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company
↑	Overweight position in Lam Research, a semiconductor equipment company
↑	Underweight position in Tesla, an electric vehicle company

Top detractors from performance:
↓	Underweight position in Micron Technology, a memory chip company
↓	Overweight position in Microsoft, a software company
↓	Overweight position in Boston Scientific, a medical device company
Putnam U.S. Research Fund	PAGE 1	38965-ATSC-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	22.28	12.82	15.04
Class C (with sales charge)	21.28	12.82	15.04
Russell 3000 Index	19.60	11.82	14.56
S&P 500 Index	19.56	12.86	15.08
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
Effective September 30, 2025, the Fund adopted its current investment strategy.
Performance benefited from gains related to settlement of security litigations recognized in May 2017.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$824,528,951
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	148
Total Management Fee Paid	$2,784,035
Portfolio Turnover Rate	54%
Putnam U.S. Research Fund	PAGE 2	38965-ATSC-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name changed from Putnam Research Fund to Putnam U.S. Research Fund.
Effective September 30, 2025, the following was added to the “Investments” section of the Fund’s prospectus:
“Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the United States. This policy may be changed only after 60 days’ notice to shareholders. Equity securities include common stocks, preferred stocks, and convertible securities. We consider a company to be located in the United States. if the company’s securities trade in the United States, the company is headquartered or organized in the United States or the company derives a majority of its revenues or profits in the United States.”
Effective April 30, 2026, the portfolio managers for the Fund are Jacquelyne J. Cavanaugh, Robert Gray, Kathryn Lakin, Matthew LaPlant, CFA, Andrew O’Brien, CFA and William Rives, CFA.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request  at
(800) 225-1581  or  funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam U.S. Research Fund	PAGE 3	38965-ATSC-0926

Putnam U.S. Research Fund
Class R [PRSRX]	Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Putnam U.S. Research Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$123	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of Putnam U.S. Research Fund returned 22.90%. The Fund compares its performance to the S&P 500 Index, which returned 19.56% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company
↑	Overweight position in Lam Research, a semiconductor equipment company
↑	Underweight position in Tesla, an electric vehicle company

Top detractors from performance:
↓	Underweight position in Micron Technology, a memory chip company
↓	Overweight position in Microsoft, a software company
↓	Overweight position in Boston Scientific, a medical device company
Putnam U.S. Research Fund	PAGE 1	38965-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R	22.90	13.39	15.45
Russell 3000 Index	19.60	11.82	14.56
S&P 500 Index	19.56	12.86	15.08
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective September 30, 2025, the Fund adopted its current investment strategy.
Performance benefited from gains related to settlement of security litigations recognized in May 2017.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$824,528,951
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	148
Total Management Fee Paid	$2,784,035
Portfolio Turnover Rate	54%
Putnam U.S. Research Fund	PAGE 2	38965-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name changed from Putnam Research Fund to Putnam U.S. Research Fund.
Effective September 30, 2025, the following was added to the “Investments” section of the Fund’s prospectus:
“Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the United States. This policy may be changed only after 60 days’ notice to shareholders. Equity securities include common stocks, preferred stocks, and convertible securities. We consider a company to be located in the United States. if the company’s securities trade in the United States, the company is headquartered or organized in the United States or the company derives a majority of its revenues or profits in the United States.”
Effective April 30, 2026, the portfolio managers for the Fund are Jacquelyne J. Cavanaugh, Robert Gray, Kathryn Lakin, Matthew LaPlant, CFA, Andrew O’Brien, CFA and William Rives, CFA.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request  at
(800) 225-1581  or  funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam U.S. Research Fund	PAGE 3	38965-ATSR-0926

Putnam U.S. Research Fund
Class R6 [PLJMX]	Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Putnam U.S. Research Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$54	0.48%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Putnam U.S. Research Fund returned 23.66%. The Fund compares its performance to the S&P 500 Index, which returned 19.56% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company
↑	Overweight position in Lam Research, a semiconductor equipment company
↑	Underweight position in Tesla, an electric vehicle company

Top detractors from performance:
↓	Underweight position in Micron Technology, a memory chip company
↓	Overweight position in Microsoft, a software company
↓	Overweight position in Boston Scientific, a medical device company
Putnam U.S. Research Fund	PAGE 1	38965-ATSR6-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	23.66	14.08	16.17
Russell 3000 Index	19.60	11.82	14.56
S&P 500 Index	19.56	12.86	15.08
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective September 30, 2025, the Fund adopted its current investment strategy.
Performance benefited from gains related to settlement of security litigations recognized in May 2017.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$824,528,951
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	148
Total Management Fee Paid	$2,784,035
Portfolio Turnover Rate	54%
Putnam U.S. Research Fund	PAGE 2	38965-ATSR6-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name changed from Putnam Research Fund to Putnam U.S. Research Fund.
Effective September 30, 2025, the following was added to the “Investments” section of the Fund’s prospectus:
“Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the United States. This policy may be changed only after 60 days’ notice to shareholders. Equity securities include common stocks, preferred stocks, and convertible securities. We consider a company to be located in the United States. if the company’s securities trade in the United States, the company is headquartered or organized in the United States or the company derives a majority of its revenues or profits in the United States.”
Effective April 30, 2026, the portfolio managers for the Fund are Jacquelyne J. Cavanaugh, Robert Gray, Kathryn Lakin, Matthew LaPlant, CFA, Andrew O’Brien, CFA and William Rives, CFA.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request  at
(800) 225-1581  or  funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam U.S. Research Fund	PAGE 3	38965-ATSR6-0926

Putnam U.S. Research Fund
Class Y [PURYX]	Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Putnam U.S. Research Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$54	0.48%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of Putnam U.S. Research Fund returned 23.67%. The Fund compares its performance to the S&P 500 Index, which returned 19.56% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company
↑	Overweight position in Lam Research, a semiconductor equipment company
↑	Underweight position in Tesla, an electric vehicle company

Top detractors from performance:
↓	Underweight position in Micron Technology, a memory chip company
↓	Overweight position in Microsoft, a software company
↓	Overweight position in Boston Scientific, a medical device company
Putnam U.S. Research Fund	PAGE 1	38965-ATSY-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class Y	23.67	13.99	16.04
Russell 3000 Index	19.60	11.82	14.56
S&P 500 Index	19.56	12.86	15.08
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective September 30, 2025, the Fund adopted its current investment strategy.
Performance benefited from gains related to settlement of security litigations recognized in May 2017.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$824,528,951
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	148
Total Management Fee Paid	$2,784,035
Portfolio Turnover Rate	54%
Putnam U.S. Research Fund	PAGE 2	38965-ATSY-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name changed from Putnam Research Fund to Putnam U.S. Research Fund.
Effective September 30, 2025, the following was added to the “Investments” section of the Fund’s prospectus:
“Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the United States. This policy may be changed only after 60 days’ notice to shareholders. Equity securities include common stocks, preferred stocks, and convertible securities. We consider a company to be located in the United States. if the company’s securities trade in the United States, the company is headquartered or organized in the United States or the company derives a majority of its revenues or profits in the United States.”
Effective April 30, 2026, the portfolio managers for the Fund are Jacquelyne J. Cavanaugh, Robert Gray, Kathryn Lakin, Matthew LaPlant, CFA, Andrew O’Brien, CFA and William Rives, CFA.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request  at
(800) 225-1581  or  funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam U.S. Research Fund	PAGE 3	38965-ATSY-0926

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Warren Lowell and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Warren Lowell and Manoj P. Singh as the Audit Committee’s financial experts. Warren Lowell and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2025 and July 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $87,936 in July 31, 2025 and $82,850 in July 31, 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2025 and $0 in July 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $19,714 in July 31, 2025 and $19,714 in July 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in July 31, 2025 and $0 in July 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $583,796 in July 31, 2025 and $1,557,011 in July 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
Investment Funds
Financial Statements and Other Important Information
Annual | July 31, 2026
Putnam Large Cap Growth Fund
Putnam U.S. Research Fund (formerly, Putnam Research Fund)
If you need assistance accessing this content, please reach out to your sales representative or send an email to
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Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 24
Notes to Financial Statements 29
Report of Independent Registered Public Accounting Firm 49
Tax Information 50
Changes In and Disagreements with Accountants 51
Results of Meeting(s) of Shareholders 51
Remuneration Paid to Directors, Officers and Others 51
Board Approval of Management and Subadvisory Agreements 51

Putnam Investment Funds
Financial Highlights
Putnam Large Cap Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $75.20 $64.70 $50.90 $46.78 $60.13
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.28) (0.27) (0.13) (0.04) (0.23)
Net realized and unrealized gains (losses) ........... 4.67 13.96 14.20 7.13 (7.80)
Total from investment operations .................... 4.39 13.69 14.07 7.09 (8.03)
Less distributions from:
Net realized gains ............................. (4.27) (3.19) (0.27) (2.97) (5.32)
Net asset value, end of year ....................... $75.32 $75.20 $64.70 $50.90 $46.78
Total return
c
................................... 5.84% 21.47% 27.77% 16.93% (14.92)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.89% 0.93% 0.92% 0.90% 0.92%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.88% 0.93%
d,e
0.92%
d,e
0.90%
d
0.92%
d
Net investment (loss) ............................ (0.37)% (0.41)% (0.23)% (0.09)% (0.43)%
Supplemental data
Net assets, end of year (000’s) ..................... $7,951,302 $8,150,271 $7,236,613 $6,034,496 $5,527,590
Portfolio turnover rate ............................ 56%
f
34%
f
32% 34% 44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 10 for current and prior year information.

Putnam Investment Funds
Financial Highlights
Putnam Large Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $56.88 $49.99 $39.68 $37.45 $49.51
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.63) (0.60) (0.43) (0.29) (0.51)
Net realized and unrealized gains (losses) ........... 3.53 10.68 11.01 5.49 (6.23)
Total from investment operations .................... 2.90 10.08 10.58 5.20 (6.74)
Less distributions from:
Net realized gains ............................. (4.27) (3.19) (0.27) (2.97) (5.32)
Net asset value, end of year ....................... $55.51 $56.88 $49.99 $39.68 $37.45
Total return
c
................................... 5.03% 20.56% 26.82% 16.05% (15.56)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.64% 1.69% 1.67% 1.65% 1.67%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.63% 1.69%
d,e
1.67%
d,e
1.65%
d
1.67%
d
Net investment (loss) ............................ (1.12)% (1.17)% (0.98)% (0.84)% (1.18)%
Supplemental data
Net assets, end of year (000’s) ..................... $141,919 $154,349 $139,079 $116,157 $119,507
Portfolio turnover rate ............................ 56%
f
34%
f
32% 34% 44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 10 for current and prior year information.

Putnam Investment Funds
Financial Highlights
Putnam Large Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $70.02 $60.60 $47.81 $44.24 $57.28
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.44) (0.45) (0.25) (0.14) (0.34)
Net realized and unrealized gains (losses) ........... 4.36 13.06 13.31 6.68 (7.38)
Total from investment operations .................... 3.92 12.61 13.06 6.54 (7.72)
Less distributions from:
Net realized gains ............................. (4.27) (3.19) (0.27) (2.97) (5.32)
Net asset value, end of year ....................... $69.67 $70.02 $60.60 $47.81 $44.24
Total return .................................... 5.58% 21.15% 27.45% 16.64% (15.14)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.14% 1.19% 1.17% 1.15% 1.17%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.13% 1.19%
c,d
1.17%
c,d
1.15%
c
1.17%
c
Net investment (loss) ............................ (0.62)% (0.67)% (0.47)% (0.34)% (0.68)%
Supplemental data
Net assets, end of year (000’s) ..................... $43,896 $30,428 $17,041 $14,422 $12,524
Portfolio turnover rate ............................ 56%
e
34%
e
32% 34% 44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 10 for current and prior year information.

Putnam Investment Funds
Financial Highlights
Putnam Large Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $82.12 $70.24 $55.10 $50.24 $64.06
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.11) (0.13) (0.01) 0.07 (0.11)
Net realized and unrealized gains (losses) ........... 5.10 15.20 15.42 7.76 (8.39)
Total from investment operations .................... 4.99 15.07 15.41 7.83 (8.50)
Less distributions from:
Net realized gains ............................. (4.27) (3.19) (0.27) (2.97) (5.32)
Net asset value, end of year ....................... $82.84 $82.12 $70.24 $55.10 $50.24
Total return .................................... 6.09% 21.75% 28.09% 17.25% (14.73)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.66% 0.70% 0.68% 0.64% 0.68%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.65% 0.70%
c,d
0.68%
c,d
0.64%
c
0.68%
c
Net investment income (loss) ...................... (0.13)% (0.17)% (0.01)% 0.16% (0.18)%
Supplemental data
Net assets, end of year (000’s) ..................... $8,278 $8,945 $5,955 $2,898 $2,416
Portfolio turnover rate ............................ 56%
e
34%
e
32% 34% 44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 10 for current and prior year information.

Putnam Investment Funds
Financial Highlights
Putnam Large Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $82.38 $70.39 $55.16 $50.25 $64.01
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.04) (0.06) 0.07 0.12 (0.04)
Net realized and unrealized gains (losses) ........... 5.13 15.24 15.43 7.76 (8.40)
Total from investment operations .................... 5.09 15.18 15.50 7.88 (8.44)
Less distributions from:
Net realized gains ............................. (4.27) (3.19) (0.27) (2.97) (5.32)
Net asset value, end of year ....................... $83.20 $82.38 $70.39 $55.16 $50.25
Total return .................................... 6.18% 21.88% 28.22% 17.35% (14.65)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.57% 0.60% 0.58% 0.54% 0.58%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.56% 0.60%
c,d
0.58%
c,d
0.54%
c
0.58%
c
Net investment income (loss) ...................... (0.05)% (0.07)% 0.11% 0.26% (0.08)%
Supplemental data
Net assets, end of year (000’s) ..................... $1,937,241 $1,553,936 $894,307 $700,519 $539,847
Portfolio turnover rate ............................ 56%
e
34%
e
32% 34% 44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 10 for current and prior year information.

Putnam Investment Funds
Financial Highlights
Putnam Large Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $81.22 $69.50 $54.51 $49.75 $63.48
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.10) (0.11) 0.01 0.07 (0.10)
Net realized and unrealized gains (losses) ........... 5.06 15.02 15.25 7.66 (8.31)
Total from investment operations .................... 4.96 14.91 15.26 7.73 (8.41)
Less distributions from:
Net realized gains ............................. (4.27) (3.19) (0.27) (2.97) (5.32)
Net asset value, end of year ....................... $81.91 $81.22 $69.50 $54.51 $49.75
Total return .................................... 6.10% 21.77% 28.11% 17.22% (14.72)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.64% 0.68% 0.67% 0.65% 0.67%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.63% 0.68%
c,d
0.67%
c,d
0.65%
c
0.67%
c
Net investment income (loss) ...................... (0.12)% (0.16)% 0.02% 0.16% (0.18)%
Supplemental data
Net assets, end of year (000’s) ..................... $3,398,359 $2,941,838 $2,534,787 $1,774,996 $1,507,510
Portfolio turnover rate ............................ 56%
e
34%
e
32% 34% 44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 10 for current and prior year information.

Putnam Investment Funds
Schedule of Investments, July 31, 2026
Putnam Large Cap Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks 99.6%
Aerospace & Defense 2.2%
General Electric Co. ................................................. 636,969 $ 229,353,428
TransDigm Group, Inc. ............................................... 55,629 69,779,905
299,133,333
Automobiles 2.5%
a
Tesla, Inc. ......................................................... 1,078,799 335,733,037
a
Biotechnology 0.7%
AbbVie, Inc. ....................................................... 370,096 92,871,890
Broadline Retail 1.8%
a
Amazon.com, Inc. ................................................... 876,824 238,127,862
a
Building Products 1.2%
Trane Technologies plc ............................................... 347,916 158,284,384
Capital Markets 0.9%
Interactive Brokers Group, Inc. , A ....................................... 219,051 19,274,297
Nasdaq, Inc. ....................................................... 1,134,388 106,848,006
126,122,303
Chemicals 0.7%
Sherwin-Williams Co. (The) ............................................ 271,104 92,405,798
Commercial Services & Supplies 1.0%
Cintas Corp. ....................................................... 683,999 139,966,715
Communications Equipment 1.4%
a
Arista Networks, Inc. ................................................. 1,019,663 183,896,222
a
Construction & Engineering 1.1%
Quanta Services, Inc. ................................................ 217,469 145,130,112
Construction Materials 0.9%
Vulcan Materials Co. ................................................. 437,596 117,525,158
Consumer Staples Distribution & Retail 1.0%
Costco Wholesale Corp. .............................................. 143,052 136,169,768
Diversified Telecommunication Services 0.1%
a
Space Exploration Technologies Corp. , A .................................. 98,015 10,621,886
a
Electrical Equipment 1.9%
GE Vernova, Inc. .................................................... 255,738 253,254,784
Electronic Equipment, Instruments & Components 1.9%
a
Coherent Corp. ..................................................... 548,487 144,191,747
Corning, Inc. ....................................................... 755,206 104,407,229
248,598,976
Entertainment 2.4%
a
Live Nation Entertainment, Inc. ......................................... 730,221 127,153,383
a
Netflix, Inc. ........................................................ 1,013,670 72,690,276
a
Spotify Technology SA ................................................ 272,328 136,147,660
335,991,319
Financial Services 5.6%
Mastercard, Inc. , A .................................................. 676,825 387,888,407
Visa, Inc. , A ........................................................ 1,001,464 366,666,014
754,554,421

Putnam Investment Funds
Schedule of Investments
Putnam Large Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Health Care Equipment & Supplies 1.6%
a
IDEXX Laboratories, Inc. .............................................. 131,022 $ 73,250,470
a
Intuitive Surgical, Inc. ................................................ 404,543 142,937,178
216,187,648
Hotels, Restaurants & Leisure 1.6%
Hilton Worldwide Holdings, Inc. ......................................... 307,516 98,555,803
Starbucks Corp. .................................................... 1,096,603 115,417,466
213,973,269
Interactive Media & Services 15.4%
Alphabet, Inc. , C .................................................... 4,363,986 1,556,415,607
Meta Platforms, Inc. , A ............................................... 934,974 520,509,376
2,076,924,983
IT Services 2.1%
a
Shopify, Inc. , A ..................................................... 795,776 93,225,159
a
Snowflake, Inc. , A ................................................... 667,466 195,754,428
288,979,587
Life Sciences Tools & Services 1.0%
Lonza Group AG .................................................... 115,521 80,515,628
Thermo Fisher Scientific, Inc. .......................................... 99,004 56,857,997
137,373,625
Machinery 1.1%
Caterpillar, Inc. ..................................................... 180,509 147,080,538
Pharmaceuticals 4.0%
Eli Lilly & Co. ...................................................... 463,826 532,861,862
Real Estate Management & Development 0.6%
a
CBRE Group, Inc. , A ................................................. 529,263 77,701,101
a
Semiconductors & Semiconductor Equipment 30.1%
a
Advanced Micro Devices, Inc. .......................................... 688,431 327,796,421
a
ARM Holdings plc , ADR .............................................. 255,237 61,177,757
ASML Holding NV , ADR .............................................. 129,474 210,913,146
Broadcom, Inc. ..................................................... 1,800,862 701,039,559
Lam Research Corp. ................................................. 1,403,469 411,244,486
Marvell Technology, Inc. .............................................. 732,486 137,385,074
Micron Technology, Inc. ............................................... 465,454 383,082,606
NVIDIA Corp. ...................................................... 9,168,995 1,840,675,746
4,073,314,795
Software 7.1%
a
Cadence Design Systems, Inc. ......................................... 591,409 201,090,888
a
Datadog, Inc. , A .................................................... 182,680 48,952,760
Microsoft Corp. ..................................................... 1,079,471 501,651,763
Oracle Corp. ....................................................... 337,186 43,790,346
a
Palantir Technologies, Inc. , A ........................................... 546,126 67,206,266
a
Palo Alto Networks, Inc. .............................................. 296,719 98,460,266
961,152,289
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc. ........................................................ 2,590,429 800,209,422
a
Sandisk Corp. ...................................................... 51,614 62,702,236

Putnam Investment Funds
Schedule of Investments
Putnam Large Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp. ................................................ 195,778 $ 106,667,686
969,579,344
Trading Companies & Distributors 0.5%
WW Grainger, Inc. ................................................... 50,233 69,433,057
Total Common Stocks (Cost $ 7,247,415,022 ) ....................................
13,432,950,066
a a a a
Short Term Investments 0.4%
a
Management Investment Companies 0.4%
b,c
Putnam Short Term Investment Fund , Class P , 3.819% ....................... 53,427,407 53,427,407
Total Management Investment Companies (Cost $ 53,427,407 ) ....................
53,427,407
Total Short Term Investments (Cost $ 53,427,407 ) ................................
53,427,407
a
Total Investments (Cost $ 7,300,842,429 ) 100.0% ................................
$13,486,377,473
Other Assets, less Liabilities (0.0) %
†
...........................................
(5,382,837)
Net Assets 100.0% ...........................................................
$13,480,994,636
See Abbreviations on page 48 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3 ( g ) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Putnam Investment Funds
Financial Highlights
Putnam U.S. Research Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $56.85 $53.18 $42.40 $40.54 $46.80
Income from investment operations
a
:
Net investment income
b
......................... 0.19 0.20 0.20 0.19 0.15
Net realized and unrealized gains (losses) ........... 12.23 7.46 10.71 4.97 (2.87)
Total from investment operations .................... 12.42 7.66 10.91 5.16 (2.72)
Less distributions from:
Net investment income .......................... (0.28) (0.25) (0.13) (0.41) (—)
c
Net realized gains ............................. (6.14) (3.74) — (2.89) (3.54)
Total distributions ............................... (6.42) (3.99) (0.13) (3.30) (3.54)
Net asset value, end of year ....................... $62.85 $56.85 $53.18 $42.40 $40.54
Total return
d
................................... 23.21% 14.71% 25.79% 14.24% (6.55)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.97% 0.98% 1.01% 1.04% 1.02%
e
Expenses net of waiver and payments by affiliates ....... 0.86% 0.96% 1.01% 1.04% 1.02%
e
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.85% 0.96%
f
1.01%
f
1.04%
f
1.02%
e,f
Net investment income ........................... 0.31% 0.38% 0.43% 0.49% 0.33%
Supplemental data
Net assets, end of year (000’s) ..................... $562,014 $477,797 $448,513 $379,121 $341,880
Portfolio turnover rate ............................ 54% 65% 35% 35% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes one-time proxy cost of 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam U.S. Research Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $49.19 $46.60 $37.33 $36.06 $42.30
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.24) (0.17) (0.13) (0.09) (0.16)
Net realized and unrealized gains (losses) ........... 10.49 6.50 9.40 4.38 (2.54)
Total from investment operations .................... 10.25 6.33 9.27 4.29 (2.70)
Less distributions from:
Net investment income .......................... — — — (0.13) —
Net realized gains ............................. (6.14) (3.74) — (2.89) (3.54)
Total distributions ............................... (6.14) (3.74) — (3.02) (3.54)
Net asset value, end of year ....................... $53.30 $49.19 $46.60 $37.33 $36.06
Total return
c
................................... 22.28% 13.87% 24.83% 13.39% (7.24)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.74% 1.73% 1.76% 1.79% 1.77%
d
Expenses net of waiver and payments by affiliates ....... 1.62% 1.71% 1.76% 1.79% 1.77%
d
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.60% 1.71%
e
1.76%
e
1.79%
e
1.77%
d,e
Net investment (loss) ............................ (0.47)% (0.37)% (0.31)% (0.25)% (0.42)%
Supplemental data
Net assets, end of year (000’s) ..................... $18,015 $9,289 $11,297 $10,630 $11,460
Portfolio turnover rate ............................ 54% 65% 35% 35% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Includes one-time proxy cost of 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam U.S. Research Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $55.58 $52.09 $41.52 $39.77 $46.07
Income from investment operations
a
:
Net investment income
b
......................... 0.02 0.07 0.08 0.09 0.04
Net realized and unrealized gains (losses) ........... 11.94 7.29 10.50 4.87 (2.80)
Total from investment operations .................... 11.96 7.36 10.58 4.96 (2.76)
Less distributions from:
Net investment income .......................... (0.27) (0.13) (0.01) (0.32) —
Net realized gains ............................. (6.14) (3.74) — (2.89) (3.54)
Total distributions ............................... (6.41) (3.87) (0.01) (3.21) (3.54)
Net asset value, end of year ....................... $61.13 $55.58 $52.09 $41.52 $39.77
Total return .................................... 22.90% 14.42% 25.49% 13.94% (6.76)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.24% 1.23% 1.26% 1.29% 1.27%
c
Expenses net of waiver and payments by affiliates ....... 1.11% 1.21% 1.26% 1.29% 1.27%
c
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.10% 1.21%
d
1.26%
d
1.29%
d
1.27%
c,d
Net investment income ........................... 0.04% 0.13% 0.18% 0.23% 0.09%
Supplemental data
Net assets, end of year (000’s) ..................... $5,896 $1,952 $1,634 $1,111 $1,122
Portfolio turnover rate ............................ 54% 65% 35% 35% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Includes one-time proxy cost of 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam U.S. Research Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $58.15 $54.29 $43.27 $41.32 $47.63
Income from investment operations
a
:
Net investment income
b
......................... 0.39 0.39 0.37 0.33 0.31
Net realized and unrealized gains (losses) ........... 12.55 7.64 10.92 5.08 (2.91)
Total from investment operations .................... 12.94 8.03 11.29 5.41 (2.60)
Less distributions from:
Net investment income .......................... (0.49) (0.43) (0.27) (0.57) (0.17)
Net realized gains ............................. (6.14) (3.74) — (2.89) (3.54)
Total distributions ............................... (6.63) (4.17) (0.27) (3.46) (3.71)
Net asset value, end of year ....................... $64.46 $58.15 $54.29 $43.27 $41.32
Total return .................................... 23.66% 15.12% 26.23% 14.65% (6.22)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.66% 0.64% 0.66% 0.68% 0.67%
c
Expenses net of waiver and payments by affiliates ....... 0.49% 0.61% 0.66% 0.68% 0.67%
c
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.48% 0.61%
d
0.66%
d
0.68%
d
0.67%
c,d
Net investment income ........................... 0.63% 0.73% 0.80% 0.85% 0.69%
Supplemental data
Net assets, end of year (000’s) ..................... $94,124 $27,693 $23,253 $25,843 $22,074
Portfolio turnover rate ............................ 54% 65% 35% 35% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the
Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Includes one-time proxy cost of 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam U.S. Research Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $57.74 $53.94 $43.00 $41.07 $47.37
Income from investment operations
a
:
Net investment income
b
......................... 0.41 0.34 0.33 0.29 0.26
Net realized and unrealized gains (losses) ........... 12.44 7.59 10.84 5.05 (2.90)
Total from investment operations .................... 12.85 7.93 11.17 5.34 (2.64)
Less distributions from:
Net investment income .......................... (0.47) (0.39) (0.23) (0.52) (0.12)
Net realized gains ............................. (6.14) (3.74) — (2.89) (3.54)
Total distributions ............................... (6.61) (4.13) (0.23) (3.41) (3.66)
Net asset value, end of year ....................... $63.98 $57.74 $53.94 $43.00 $41.07
Total return .................................... 23.67% 15.03% 26.10% 14.54% (6.32)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.72% 0.73% 0.76% 0.79% 0.77%
c
Expenses net of waiver and payments by affiliates ....... 0.49% 0.71% 0.76% 0.79% 0.77%
c
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.48% 0.71%
d
0.76%
d
0.79%
d
0.77%
c,d
Net investment income ........................... 0.68% 0.63% 0.71% 0.75% 0.60%
Supplemental data
Net assets, end of year (000’s) ..................... $144,480 $88,805 $68,383 $60,771 $63,244
Portfolio turnover rate ............................ 54% 65% 35% 35% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Includes one-time proxy cost of 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Investment Funds
Schedule of Investments, July 31, 2026
Putnam U.S. Research Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.2%
Aerospace & Defense 2.9%
Airbus SE ......................................... France 16,852 $ 3,956,154
a
Boeing Co. (The) ................................... United States 32,060 6,929,448
a
Honeywell Aerospace, Inc. ............................ United States 16,519 3,415,138
Northrop Grumman Corp. ............................. United States 6,509 3,531,002
RTX Corp. ........................................ United States 28,175 6,063,824
23,895,566
Air Freight & Logistics 0.5%
FedEx Corp. ....................................... United States 13,526 4,157,892
Automobiles 0.5%
General Motors Co. .................................. United States 25,522 2,267,885
a
Tesla, Inc. ......................................... United States 7,013 2,182,516
4,450,401
Banks 2.4%
Bank of America Corp. ............................... United States 105,232 6,519,123
Citigroup, Inc. ...................................... United States 57,120 7,565,544
JPMorgan Chase & Co. ............................... United States 16,975 5,971,635
20,056,302
Beverages 1.8%
Coca-Cola Co. (The) ................................. United States 93,963 8,230,219
Keurig Dr. Pepper, Inc. ............................... United States 153,207 4,767,802
PepsiCo, Inc. ...................................... United States 15,176 2,117,963
15,115,984
Biotechnology 1.3%
AbbVie, Inc. ....................................... United States 25,572 6,417,038
Gilead Sciences, Inc. ................................ United States 17,388 2,264,091
a
Vertex Pharmaceuticals, Inc. ........................... United States 3,822 1,823,476
10,504,605
Broadline Retail 4.4%
a
Amazon.com, Inc. ................................... United States 133,112 36,150,557
Building Products 0.5%
Trane Technologies plc ............................... United States 8,817 4,011,294
Capital Markets 3.1%
BlackRock, Inc. ..................................... United States 2,471 2,694,354
Charles Schwab Corp. (The) ........................... United States 70,342 7,402,792
CME Group, Inc. .................................... United States 10,290 2,755,559
KKR & Co., Inc. ..................................... United States 13,270 1,345,976
Morgan Stanley ..................................... United States 12,963 2,727,674
Nasdaq, Inc. ....................................... United States 28,176 2,653,897
S&P Global, Inc. .................................... United States 1,439 592,767
State Street Corp. ................................... United States 8,622 1,587,828
TPG, Inc., A ....................................... United States 69,542 3,036,204
Tradeweb Markets, Inc., A ............................. United States 7,421 745,811
25,542,862
Chemicals 0.7%
Corteva, Inc. ....................................... United States 25,200 1,983,492
Linde plc .......................................... United States 2,499 1,195,472
PPG Industries, Inc. ................................. United States 20,616 2,278,480
5,457,444

Putnam Investment Funds
Schedule of Investments
Putnam U.S. Research Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies 0.2%
Cintas Corp. ....................................... United States 8,155 $ 1,668,758
Communications Equipment 1.8%
Cisco Systems, Inc. ................................. United States 130,043 15,083,688
Construction Materials 0.6%
CRH plc .......................................... United States 49,679 4,720,002
Consumer Finance 1.0%
Capital One Financial Corp. ........................... United States 37,698 7,879,259
Consumer Staples Distribution & Retail 1.7%
Costco Wholesale Corp. .............................. United States 6,793 6,466,189
a
US Foods Holding Corp. .............................. United States 13,858 1,393,976
Walmart, Inc. ...................................... United States 53,859 5,989,121
13,849,286
Electric Utilities 1.6%
American Electric Power Co., Inc. ....................... United States 17,761 2,270,744
Constellation Energy Corp. ............................ United States 2,717 713,892
NextEra Energy, Inc. ................................. United States 41,692 3,623,868
NRG Energy, Inc. ................................... United States 34,534 4,637,571
Xcel Energy, Inc. .................................... United States 26,342 2,059,944
13,306,019
Electrical Equipment 1.1%
GE Vernova, Inc. .................................... United States 9,294 9,203,755
Electronic Equipment, Instruments & Components 0.5%
a
Coherent Corp. ..................................... United States 16,266 4,276,169
Energy Equipment & Services 0.1%
Halliburton Co. ..................................... United States 32,844 1,059,219
Entertainment 2.0%
a
Liberty Media Corp.-Liberty Formula One Corp., C ........... United States 22,363 2,194,481
a
Live Nation Entertainment, Inc. ......................... United States 21,510 3,745,536
a
Netflix, Inc. ........................................ United States 41,264 2,959,041
a
Spotify Technology SA ................................ United States 5,907 2,953,146
Walt Disney Co. (The) ................................ United States 49,010 4,714,272
16,566,476
Financial Services 3.6%
Apollo Global Management, Inc. ........................ United States 23,364 2,934,285
a
Berkshire Hathaway, Inc., B ............................ United States 16,343 8,360,098
Mastercard, Inc., A .................................. United States 19,592 11,228,175
Visa, Inc., A ........................................ United States 20,456 7,489,555
30,012,113
Ground Transportation 0.4%
a
Fedex Freight Holding Co., Inc. ......................... United States 9,221 1,295,827
Union Pacific Corp. .................................. United States 8,008 2,339,377
3,635,204
Health Care Equipment & Supplies 1.6%
Abbott Laboratories .................................. United States 15,503 1,638,667
Becton Dickinson & Co. ............................... United States 9,326 1,544,572
a
Boston Scientific Corp. ............................... United States 82,084 3,835,785
a
Dexcom, Inc. ....................................... United States 17,915 1,495,007
a
Edwards Lifesciences Corp. ........................... United States 10,260 883,078

Putnam Investment Funds
Schedule of Investments
Putnam U.S. Research Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Intuitive Surgical, Inc. ................................ United States 7,278 $ 2,571,536
Stryker Corp. ...................................... United States 3,861 1,257,528
13,226,173
Health Care Providers & Services 1.7%
Cardinal Health, Inc. ................................. United States 6,051 1,391,911
CVS Health Corp. ................................... United States 17,546 1,832,329
McKesson Corp. .................................... United States 4,961 4,247,558
UnitedHealth Group, Inc. .............................. United States 15,854 6,569,898
14,041,696
Health Care REITs 0.5%
Welltower, Inc. ..................................... United States 17,391 4,077,146
Hotels, Restaurants & Leisure 2.0%
a
Airbnb, Inc., A ...................................... United States 7,216 1,093,368
Booking Holdings, Inc. ............................... United States 4,065 784,139
Hilton Worldwide Holdings, Inc. ......................... United States 6,697 2,146,322
McDonald's Corp. ................................... United States 13,871 3,754,047
Royal Caribbean Cruises Ltd. .......................... United States 7,955 2,532,076
Starbucks Corp. .................................... United States 12,426 1,307,837
a
Viking Holdings Ltd. ................................. United States 44,985 4,694,185
16,311,974
Household Durables 0.4%
PulteGroup, Inc. .................................... United States 24,682 3,121,533
Household Products 0.5%
Procter & Gamble Co. (The) ........................... United States 25,932 3,746,915
Industrial Conglomerates 0.5%
Honeywell International, Inc. ........................... United States 16,519 4,014,943
Industrial REITs 0.4%
Prologis, Inc. ....................................... United States 23,167 3,350,180
Insurance 2.6%
Allstate Corp. (The) .................................. United States 25,812 6,816,433
American International Group, Inc. ...................... United States 40,974 3,219,737
Aon plc, A ......................................... United States 8,161 2,942,448
a
Arch Capital Group Ltd. ............................... United States 21,124 2,123,596
Arthur J Gallagher & Co. .............................. United States 9,209 2,296,909
AXA SA ........................................... France 13,378 693,377
Prudential plc ...................................... Hong Kong 96,896 1,456,206
Unum Group ....................................... United States 17,875 1,539,216
21,087,922
Interactive Media & Services 6.9%
Alphabet, Inc., A .................................... United States 118,872 42,333,885
Meta Platforms, Inc., A ............................... United States 26,059 14,507,306
56,841,191
IT Services 0.9%
Accenture plc, A .................................... United States 10,702 1,775,676
a
Snowflake, Inc., A ................................... United States 18,683 5,479,350
7,255,026
Life Sciences Tools & Services 1.3%
a
Bio-Rad Laboratories, Inc., A ........................... United States 6,882 2,239,953

Putnam Investment Funds
Schedule of Investments
Putnam U.S. Research Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
a
IQVIA Holdings, Inc. ................................. United States 6,497 $ 1,526,925
Thermo Fisher Scientific, Inc. .......................... United States 11,859 6,810,624
a
Waters Corp. ...................................... United States 1,545 582,944
11,160,446
Machinery 0.8%
Ingersoll Rand, Inc. .................................. United States 29,782 2,483,223
Otis Worldwide Corp. ................................ United States 51,872 3,732,191
6,215,414
Metals & Mining 0.5%
Barrick Mining Corp. ................................. Canada 59,930 2,201,229
Glencore plc ....................................... Australia 293,356 2,160,669
4,361,898
Multi-Utilities 0.6%
Ameren Corp. ...................................... United States 28,079 3,077,739
CenterPoint Energy, Inc. .............................. United States 37,777 1,588,145
4,665,884
Oil, Gas & Consumable Fuels 3.5%
BP plc ............................................ United States 196,114 1,473,437
Cenovus Energy, Inc. ................................ Canada 111,007 3,347,195
ConocoPhillips ..................................... United States 60,612 7,302,534
Devon Energy Corp. ................................. United States 33,835 1,526,974
a
ExxonMobil Holdings Corp. ............................ United States 83,537 12,984,991
Shell plc .......................................... United States 47,576 2,177,635
28,812,766
Passenger Airlines 0.3%
Southwest Airlines Co. ............................... United States 47,891 2,153,658
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co. .............................. United States 28,567 1,865,711
Eli Lilly & Co. ...................................... United States 11,286 12,965,808
Johnson & Johnson ................................. United States 29,254 7,499,263
Merck & Co., Inc. ................................... United States 37,444 4,875,209
27,205,991
Real Estate Management & Development 0.2%
a
CBRE Group, Inc., A ................................. United States 14,196 2,084,115
Semiconductors & Semiconductor Equipment 16.8%
a
Advanced Micro Devices, Inc. .......................... United States 32,800 15,617,720
Analog Devices, Inc. ................................. United States 25,019 9,192,231
a
ARM Holdings plc, ADR .............................. United States 12,525 3,002,117
Broadcom, Inc. ..................................... United States 41,856 16,293,704
Lam Research Corp. ................................. United States 69,131 20,256,766
Marvell Technology, Inc. .............................. United States 69,981 13,125,636
Micron Technology, Inc. ............................... United States 11,065 9,106,827
NVIDIA Corp. ...................................... United States 233,364 46,847,823
a,b
SK Hynix, Inc., ADR ................................. South Korea 34,791 5,000,510
138,443,334
Software 8.4%
c
Microsoft Corp. ..................................... United States 126,341 58,713,190
Oracle Corp. ....................................... United States 47,581 6,179,344

Putnam Investment Funds
Schedule of Investments
Putnam U.S. Research Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Palantir Technologies, Inc., A ........................... United States 36,204 $ 4,455,264
69,347,798
Specialized REITs 0.7%
American Tower Corp. ................................ United States 31,373 5,438,823
Specialty Retail 1.3%
Home Depot, Inc. (The) ............................... United States 8,446 2,803,734
Lowe's Cos., Inc. .................................... United States 9,075 1,885,876
a
O'Reilly Automotive, Inc. .............................. United States 15,104 1,349,542
TJX Cos., Inc. (The) ................................. United States 23,202 3,650,603
a
Ulta Beauty, Inc. .................................... United States 2,589 1,327,717
11,017,472
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc. ........................................ United States 196,384 60,664,981
Textiles, Apparel & Luxury Goods 0.4%
a
Amer Sports, Inc. ................................... Finland 23,266 826,176
a
On Holding AG, A ................................... Switzerland 33,437 1,211,757
Ralph Lauren Corp., A ................................ United States 2,924 1,112,114
3,150,047
Tobacco 0.5%
Philip Morris International, Inc. ......................... United States 23,276 4,441,526
Trading Companies & Distributors 0.4%
United Rentals, Inc. .................................. United States 3,086 3,330,596
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc. ................................... United States 5,073 876,158
Total Common Stocks (Cost $466,195,028) ...................................
801,048,461
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.1%
Calls - Over-the-Counter
Equity Options 0.1%
Keurig Dr. Pepper, Inc., Counterparty CITI, January Strike Price
$33.00, Expires 1/15/27 ............................. 21,755 677,016 32,046
Microsoft Corp., Counterparty MSCO, March Strike Price $500.00,
Expires 3/19/27 ................................... 17,530 8,146,542 653,425
685,471
Total Options Purchased (Cost $334,032) ....................................
685,471
Short Term Investments 2.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.4%
d,e
U.S. Treasury Bills ,
3.57%, 10/22/26 ................................... United States 1,900,000 1,884,479

Putnam Investment Funds
Schedule of Investments
Putnam U.S. Research Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
d,e
U.S. Treasury Bills, (continued)
3.72%, 12/10/26 ................................... United States 1,600,000 $ 1,578,476
3,462,955
Total U.S. Government and Agency Securities (Cost $3,462,611) ................
3,462,955
Shares
Management Investment Companies 1.5%
f,g
Putnam Short Term Investment Fund, Class P, 3.819% ....... United States 12,776,551 12,776,551
Total Management Investment Companies (Cost $12,776,551) ..................
12,776,551
h
Investments from Cash Collateral Received for
Loaned Securities 0.6%
Money Market Funds 0.6%
f,g
Putnam Cash Collateral Pool, LLC, 3.866% ................ United States 4,560,000 4,560,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $4,560,000) ..........................................................
4,560,000
Total Short Term Investments (Cost $20,799,162 ) ..............................
20,799,506
a
Total Investments (Cost $487,328,222) 99.8% .................................
$822,533,438
Options Written (0.0)%
†
....................................................
(388,708)
Other Assets, less Liabilities 0.2% ...........................................
2,384,221
Net Assets 100.0% .........................................................
$824,528,951
a a a
Number of
Contracts
Notional
Amount
#
i
Options Written (0.0)%
†
Calls - Over-the-Counter
Equity Options (0.0)%
†
Microsoft Corp., Counterparty MSCO, March Strike Price $550.00,
Expires 3/19/27 ................................... 17,530 8,146,542 (388,708)
Total Options Written (Premiums received $184,942) ..........................
$ (388,708)

Putnam Investment Funds
Schedule of Investments
Putnam U.S. Research Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At July 31, 2026, the Fund had the following futures contracts outstanding. See Note 1(c).
At July 31, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at July 31, 2026. See Note 1 ( d ).
c
A portion or all of the security is held in connection with written option contracts open at year end.
d
The rate shown represents the yield at period end.
e
A portion or all of the security has been segregated as collateral for certain derivative contracts. At July 31, 2026, the aggregate value of these securities pledged amounted to $2,019,264, representing 0.2% of net assets.
f
See Note 3 ( g ) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1 ( d ) regarding securities on loan.
i
See Note 1 ( c ) regarding written options.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 64 $ 24,061,600 9/18/26 $ 35,423
Total Futures Contracts ...................................................................... $35,423
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Hong Kong Dollar ... BZWS Buy 8,736,200 1,118,827 8/12/26 $ — $ (4,547)
Hong Kong Dollar ... GSCO Sell 978,400 125,327 8/12/26 534 —
Hong Kong Dollar ... HSBK Sell 7,064,000 904,748 8/12/26 3,752 —
South Korean Won .. MSCO Sell 8,423,561,500 5,637,129 8/12/26 — (197,898)
British Pound ...... BOFA Buy 347,400 459,643 9/16/26 8,555 —
British Pound ...... BOFA Sell 410,300 551,373 9/16/26 — (1,596)
British Pound ...... BZWS Buy 185,200 245,477 9/16/26 4,121 —
British Pound ...... BZWS Sell 105,700 142,030 9/16/26 — (424)
British Pound ...... GSCO Sell 1,357,300 1,822,284 9/16/26 — (6,976)
British Pound ...... HSBK Buy 316,200 424,481 9/16/26 1,669 —
British Pound ...... MSCO Sell 3,476,100 4,606,275 9/16/26 — (78,536)
British Pound ...... SSBT Buy 171,700 230,290 9/16/26 1,114 —
British Pound ...... TDOM Sell 1,217,500 1,633,428 9/16/26 — (7,421)
British Pound ...... UBSW Sell 1,177,100 1,579,468 9/16/26 — (6,933)
British Pound ...... WPAC Sell 1,002,600 1,345,050 9/16/26 — (6,174)
Danish Krone ...... BOFA Sell 8,019,300 1,251,219 9/16/26 11,218 —
Danish Krone ...... CITI Sell 6,365,700 992,900 9/16/26 8,591 —
Danish Krone ...... JPHQ Buy 14,476,000 2,256,935 9/16/26 — (18,554)

Putnam Investment Funds
Schedule of Investments
Putnam U.S. Research Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. BOFA Sell 296,300 345,225 9/16/26 $ 2,946 $ —
Euro ............. BZWS Buy 72,800 84,810 9/16/26 — (713)
Euro ............. GSCO Sell 524,900 611,089 9/16/26 4,736 —
Euro ............. MSCO Sell 638,700 739,543 9/16/26 4,074 (2,342)
Euro ............. SSBT Sell 249,500 290,303 9/16/26 2,087 —
Euro ............. UBSW Sell 873,100 1,016,159 9/16/26 7,574 —
Swedish Krona ..... MSCO Sell 21,496,500 2,299,763 9/16/26 36,946 —
Canadian Dollar .... BOFA Buy 152,100 107,846 10/14/26 1,005 —
Canadian Dollar .... BOFA Sell 483,000 343,507 10/14/26 — (2,153)
Canadian Dollar .... BZWS Sell 2,252,800 1,597,225 10/14/26 — (14,998)
Canadian Dollar .... CITI Sell 967,800 685,966 10/14/26 — (6,643)
Canadian Dollar .... GSCO Buy 431,400 305,868 10/14/26 2,864 —
Canadian Dollar .... HSBK Buy 655,800 465,362 10/14/26 3,963 —
Canadian Dollar .... JPHQ Sell 1,856,400 1,316,476 10/14/26 — (12,063)
Canadian Dollar .... MSCO Buy 1,720,900 1,219,760 10/14/26 11,807 —
Canadian Dollar .... SSBT Buy 622,900 441,525 10/14/26 4,256 —
Canadian Dollar .... TDOM Sell 532,700 377,510 10/14/26 — (3,719)
Canadian Dollar .... UBSW Sell 1,649,200 1,168,890 10/14/26 — (11,365)
Canadian Dollar .... WPAC Sell 1,103,400 782,206 10/14/26 — (7,445)
Total Forward Exchange Contracts ................................................... $121,812 $(390,500)
Net unrealized appreciation (depreciation) ............................................ $(268,688)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note 7 regarding other derivative information.
See A bbreviations on page 4 8 .

Putnam Investment Funds
Financial Statements
Statements of Assets and Liabilities
July 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Large
Cap Growth
Fund
Putnam U.S.
Research Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $7,247,415,022 $469,991,671
Cost - Non-controlled affiliates (Note 3 g ) ....................................... 53,427,407 17,336,551
Value - Unaffiliated issuers (Includes securities loaned of $— and $4,311,900, respectively) . $13,432,950,066 $805,196,887
Value - Non-controlled affiliates (Note 3 g ) ...................................... 53,427,407 17,336,551
Cash ................................................................... 5,974,903 29,240
Receivables:
Investment securities sold .................................................. 22,457,345 238,788
Capital shares sold ....................................................... 8,330,733 7,993,760
Dividends .............................................................. 2,983,715 243,963
European Union tax reclaims (Note 1 e ) ........................................ 258,945 —
Variation margin on futures contracts .......................................... — 22,175
Unrealized appreciation on OTC forward exchange contracts ......................... — 121,812
Prepaid expenses ......................................................... 889,593 93,861
Total assets ......................................................... 13,527,272,707 831,277,037
Liabilities:
Payables:
Investment securities purchased ............................................. 17,004,546 596,683
Capital shares redeemed .................................................. 16,905,385 100,084
Management fees ........................................................ 5,764,619 91,379
Administrative fees ....................................................... 40,383 2,043
Distribution fees ......................................................... 1,882,874 135,437
Transfer agent fees ....................................................... 2,954,764 177,641
Trustees' fees and expenses ................................................ 1,093,896 74,077
Options written, at value (premiums received $– and $184,942, respectively) ............. — 388,708
Unrealized depreciation on OTC forward exchange contracts ......................... — 390,500
Payable upon return of securities loaned (Note 1d) ................................. — 4,560,000
Accrued expenses and other liabilities .......................................... 631,604 231,534
Total liabilities ........................................................ 46,278,071 6,748,086
Net assets, at value ................................................ $13,480,994,636 $824,528,951
Net assets consist of:
Paid-in capital ............................................................ $4,909,217,524 $432,315,030
Total distributable earnings (losses) ............................................ 8,571,777,112 392,213,921
Net assets, at value ................................................ $13,480,994,636 $824,528,951

Putnam Investment Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
July 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Large
Cap Growth
Fund
Putnam U.S.
Research Fund
Class A:
Net assets, at value ...................................................... $7,951,302,277 $562,013,717
Shares outstanding ....................................................... 105,565,211 8,942,248
Net asset value per share
a,b
................................................. $75.32 $62.85
Maximum offering price per share (net asset value per share ÷ 94.25%)
b
............... $79.92 $66.68
Class C:
Net assets, at value ...................................................... $141,918,855 $18,015,021
Shares outstanding ....................................................... 2,556,857 338,019
Net asset value and maximum offering price per share
a,b
........................... $55.51 $53.30
Class R:
Net assets, at value ...................................................... $43,896,148 $5,896,415
Shares outstanding ....................................................... 630,062 96,452
Net asset value and maximum offering price per share
b
............................ $69.67 $61.13
Class R5:
Net assets, at value ...................................................... $8,278,020 $—
Shares outstanding ....................................................... 99,927 —
Net asset value and maximum offering price per share
b
............................ $82.84 $—
Class R6:
Net assets, at value ...................................................... $1,937,240,686 $94,124,198
Shares outstanding ....................................................... 23,284,288 1,460,287
Net asset value and maximum offering price per share
b
............................ $83.20 $64.46
Class Y:
Net assets, at value ...................................................... $3,398,358,650 $144,479,600
Shares outstanding ....................................................... 41,489,324 2,258,316
Net asset value and maximum offering price per share
b
............................ $81.91 $63.98
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Investment Funds
Financial Statements
Statements of Operations
for the year ended July 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Large
Cap Growth
Fund
Putnam U.S.
Research Fund
Investment income:
Dividends: (net of foreign taxes of $288,297 and $–, respectively)
Unaffiliated issuers ....................................................... $61,888,823 $7,284,044
Non-controlled affiliates (Note 3 g ) ............................................ 6,869,370 557,715
Interest:
Unaffiliated issuers ....................................................... — 50,960
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... — (10,520)
Non-controlled affiliates (Note 3 g ) ............................................ — 14,050
Other income (Note 1e) ..................................................... 6,857 —
Total investment income .................................................. 68,765,050 7,896,249
Expenses:
Management fees (Note 3 a ) .................................................. 67,272,313 3,524,724
Administrative fees (Note 3 b ) ................................................. 219,082 10,731
Distribution fees: (Note 3c )
    Class A ............................................................... 20,552,397 1,280,704
    Class C ............................................................... 1,513,829 105,757
    Class R ............................................................... 191,895 17,995
Transfer agent fees: (Note 3e )
    Class A ............................................................... 9,614,775 638,473
    Class C ............................................................... 176,912 13,486
    Class R ............................................................... 44,914 4,517
    Class R5 .............................................................. 12,372 —
    Class R6 .............................................................. 871,787 18,535
    Class Y ............................................................... 3,756,727 140,547
Custodian fees ........................................................... 79,603 5,306
Reports to shareholders fees ................................................. 323,189 65,511
Registration and filing fees ................................................... 92,534 88,312
Professional fees .......................................................... 1,103,502 151,391
Trustees' fees and expenses (Note 3 f ) .......................................... 495,374 25,020
Other ................................................................... 438,587 207,437
Total expenses ........................................................ 106,759,792 6,298,446
Expense reductions (Note 4) .............................................. (1,243,736) (79,194)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) ............................. (55,603) (899,770)
Net expenses ........................................................ 105,460,453 5,319,482
Net investment income (loss) ........................................... (36,695,403) 2,576,767

Putnam Investment Funds
Financial Statements
Statements of Operations
(continued)
for the year ended July 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Large
Cap Growth
Fund
Putnam U.S.
Research Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 2,511,827,175 69,093,195
Written options .......................................................... — (2,704,314)
Foreign currency transactions ............................................... 435,010 (1,028)
Forward exchange contracts ................................................ — 203,271
Futures contracts ........................................................ — 1,558,543
Net realized gain (loss) ................................................. 2,512,262,185 68,149,667
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (1,722,386,774) 69,486,062
Translation of other assets and liabilities denominated in foreign currencies ............. (2,621) 72
Written options .......................................................... — 2,820,355
Forward exchange contracts ................................................ — (515,345)
Futures contracts ........................................................ — 35,423
Net change in unrealized appreciation (depreciation) ........................... (1,722,389,395) 71,826,567
Net realized and unrealized gain (loss) ........................................... 789,872,790 139,976,234
Net increase (decrease) in net assets resulting from operations ......................... $753,177,387 $142,553,001

Putnam Investment Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Large Cap Growth Fund Putnam U.S. Research Fund
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(36,695,403) $(37,669,821) $2,576,767 $2,401,881
Net realized gain (loss) ............ 2,512,262,185 712,108,451 68,149,667 58,420,469
Net change in unrealized appreciation
(depreciation) ................. (1,722,389,395) 1,619,213,253 71,826,567 18,571,057
Net increase (decrease) in net
assets resulting from operations . 753,177,387 2,293,651,883 142,553,001 79,393,407
Distributions to shareholders:
Class A ........................ (449,132,209) (347,371,549) (52,290,694) (33,005,869)
Class C ........................ (11,142,690) (8,579,538) (1,011,034) (778,499)
Class R ........................ (2,159,302) (969,967) (325,273) (100,515)
Class R5 ....................... (463,968) (273,298) — —
Class R6 ....................... (83,447,333) (57,740,799) (3,309,412) (2,055,095)
Class Y ........................ (162,448,148) (115,307,382) (11,987,752) (6,121,164)
Total distributions to shareholders ..... (708,793,650) (530,242,533) (68,924,165) (42,061,142)
Capital share transactions: (Note 2 )
Class A ........................ (219,409,126) (223,642,534) 30,070,756 (640,909)
Class B ........................ — (6,325,911) — (442,995)
Class C ........................ (8,977,187) (3,170,571) 7,782,767 (2,461,568)
Class R ........................ 13,757,364 9,623,545 3,514,654 169,960
Class R5 ....................... (692,175) 1,789,418 — —
Class R6 ....................... 364,779,194 473,994,742 61,280,274 2,604,917
Class Y ........................ 447,386,265 (10,137,039) 42,715,073 15,446,249
Total capital share transactions ....... 596,844,335 242,131,650 145,363,524 14,675,654
Net increase (decrease) in net
assets ..................... 641,228,072 2,005,541,000 218,992,360 52,007,919
Net assets:
Beginning of year .................. 12,839,766,564 10,834,225,564 605,536,591 553,528,672
End of year ...................... $13,480,994,636 $12,839,766,564 $824,528,951 $605,536,591

Putnam Investment Funds

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Putnam Investment Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds, two of which are included in this report (Funds).
The Funds follow the accounting and reporting guidance in
Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services –
Investment Companies (ASC 946) and apply the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. The classes of shares offered within each of the Funds are indicated below. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Class A, Class C, Class R, Class R5, Class R6 & Class Y
Putnam Large Cap Growth Fund
Class A, Class C, Class R, Class R6 & Class Y
Putnam U.S. Research Fund
Effective September 30, 2025, Putnam Research Fund was
renamed Putnam U.S. Research Fund.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Funds' pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Funds' net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Putnam Investment Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At July 31, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Investment Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement. At July 31, 2026, Putnam U.S. Research
Fund had OTC derivatives in a net liability position by
counterparty of $82,661 and the aggregate value of collateral pledged for such contracts was $2,019,264.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Funds' investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between
the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Futures contracts
outstanding at period end, if any, are listed in the Funds'
Schedules of Investments.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or
sell a foreign currency at a specific exchange rate on a future date. Forward exchange contracts outstanding at period end,
if any, are listed in the Funds' Schedules of Investments.
Certain or all Funds purchased or wrote OTC option
contracts primarily to manage and/or gain exposure to
equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Putnam Investment Funds
Notes to Financial Statements

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Annual Report
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss.
Option contracts outstanding at period end, if any, are listed in the Funds' Schedules of Investments.
See Note 7 regarding other derivative information.
d. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained
over the life of the loan in an amount not less than 100%
of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral
required due to changes in security values is delivered to
the Fund on the next business day. Any cash collateral
received is deposited into a joint cash account with other
funds and is used to invest in the Putnam Cash Collateral
Pool, LLC, a limited liability company, an affiliate of Putnam
Management. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Funds'
Schedules of Investments.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if
any, are recorded based on the tax regulations and rates
that exist in the foreign markets in which the Funds invest.
In some cases, the Funds may be entitled to reclaim all or
a portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statements of
Assets and Liabilities and dividend income in the Statements of Operations. In many cases, however, the Funds may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, certain or all Funds record an
estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements
of Operations and any related receivable, if any, is reflected as European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2026, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Funds' federal and state income and federal
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Putnam Investment Funds
Notes to Financial Statements

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Annual Report
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis)
and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent
or temporary. Permanent differences are reclassified
among capital accounts to reflect their tax character.
These reclassifications have no impact on net assets or
the results of operations. Temporary differences are not
reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Income and Deferred Taxes
(continued)

Putnam Investment Funds
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At July 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Putnam Large Cap Growth Fund Putnam U.S. Research Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended July 31, 2026
Shares sold
a
................................... 3,303,741 $252,067,115 909,782 $54,242,782
Shares issued in reinvestment of distributions .......... 5,589,805 422,030,045 904,893 50,764,487
Shares redeemed ............................... (11,715,986) (893,506,286) (1,276,473) (74,936,513)
Net increase (decrease) .......................... (2,822,440) $(219,409,126) 538,202 $30,070,756
Year ended July 31, 2025
Shares sold
a
................................... 3,843,898 $259,027,691 527,698 $28,306,597
Shares issued in reinvestment of distributions .......... 4,637,970 326,373,890 585,935 32,038,909
Shares redeemed ............................... (11,938,046) (809,044,115) (1,144,181) (60,986,415)
Net increase (decrease) .......................... (3,456,178) $(223,642,534) (30,548) $(640,909)
Class B
Class B Shares:
*
Year ended July 31, 2026
Shares sold ................................... — $— — $—
Net increase (decrease) .......................... — $— — $—
Year ended July 31, 2025
Shares sold ................................... 10 $476 — $—
Shares redeemed ............................... (132,284) (6,326,387) (9,574) (442,995)
Net increase (decrease) .......................... (132,274) $(6,325,911) (9,574) $(442,995)
Class C
Class C Shares:
Year ended July 31, 2026
Shares sold ................................... 419,153 $23,863,203 187,464 $9,761,225
Shares issued in reinvestment of distributions .......... 194,884 10,892,043 21,156 1,011,034
Shares redeemed
a
.............................. (770,830) (43,732,433) (59,450) (2,989,492)
Net increase (decrease) .......................... (156,793) $(8,977,187) 149,170 $7,782,767
Year ended July 31, 2025
Shares sold ................................... 502,792 $26,120,791 34,136 $1,594,299
Shares issued in reinvestment of distributions .......... 155,081 8,295,293 16,372 778,492
Shares redeemed
a
.............................. (726,349) (37,586,655) (104,065) (4,834,359)
Net increase (decrease) .......................... (68,476) $(3,170,571) (53,557) $(2,461,568)
Class R

Putnam Investment Funds
Notes to Financial Statements

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Annual Report
Putnam Large Cap Growth Fund Putnam U.S. Research Fund
Shares Amount Shares Amount
Class R Shares:
Year ended July 31, 2026
Shares sold ................................... 241,659 $17,076,644 63,986 $3,679,720
Shares issued in reinvestment of distributions .......... 30,874 2,159,302 5,952 325,273
Shares redeemed ............................... (77,003) (5,478,582) (8,603) (490,339)
Net increase (decrease) .......................... 195,530 $13,757,364 61,335 $3,514,654
Year ended July 31, 2025
Shares sold ................................... 214,518 $13,489,280 14,933 $764,697
Shares issued in reinvestment of distributions .......... 14,777 969,967 1,877 100,515
Shares redeemed ............................... (75,969) (4,835,702) (13,074) (695,252)
Net increase (decrease) .......................... 153,326 $9,623,545 3,736 $169,960
Class R5
Class R5 Shares:
Year ended July 31, 2026
Shares sold ................................... 26,787 $2,307,821 — $—
Shares issued in reinvestment of distributions .......... 5,595 463,968 — —
Shares redeemed ............................... (41,382) (3,463,964) — —
Net increase (decrease) .......................... (9,000) $(692,175) — $—
Year ended July 31, 2025
Shares sold ................................... 28,419 $2,081,947 — $—
Shares issued in reinvestment of distributions .......... 3,562 273,298 — —
Shares redeemed ............................... (7,829) (565,827) — —
Net increase (decrease) .......................... 24,152 $1,789,418 — $—
Class R6
Class R6 Shares:
Year ended July 31, 2026
Shares sold ................................... 8,709,553 $724,890,565 1,090,010 $67,855,561
Shares issued in reinvestment of distributions .......... 921,082 76,670,876 54,638 3,136,792
Shares redeemed ............................... (5,208,377) (436,782,247) (160,622) (9,712,079)
Net increase (decrease) .......................... 4,422,258 $364,779,194 984,026 $61,280,274
Year ended July 31, 2025
Shares sold ................................... 7,740,078 $578,585,980 276,849 $15,091,343
Shares sold in-kin d (Note 10 ) ...................... 4,386,669 339,133,413 — —
Shares issued in reinvestment of distributions .......... 695,553 53,508,875 36,818 2,054,838
Shares redeemed ............................... (6,664,720) (497,233,526) (265,689) (14,541,264)
Net increase (decrease) .......................... 6,157,580 $473,994,742 47,978 $2,604,917
Class Y
2. Shares of Beneficial Interest
(continued)

Putnam Investment Funds
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Funds pay Putnam Management a management fee (based on each Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been
Putnam Large Cap Growth Fund Putnam U.S. Research Fund
Shares Amount Shares Amount
Class Y Shares:
Year ended July 31, 2026
Shares sold ................................... 11,593,933 $966,011,410 1,617,089 $97,038,508
Shares sold in-kind (Note 10 ) ...................... 2,267,547 192,061,237 — —
Shares issued in reinvestment of distributions .......... 1,907,210 156,353,046 203,456 11,592,956
Shares redeemed ............................... (10,498,815) (867,039,428) (1,100,297) (65,916,391)
Net increase (decrease) .......................... 5,269,875 $447,386,265 720,248 $42,715,073
Year ended July 31, 2025
Shares sold ................................... 8,829,516 $646,530,411 855,172 $46,289,755
Shares issued in reinvestment of distributions .......... 1,471,669 111,670,275 106,548 5,907,042
Shares redeemed ............................... (10,555,874) (768,337,725) (691,392) (36,750,548)
Net increase (decrease) .......................... (254,689) $(10,137,039) 270,328 $15,446,249
*Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Advisory Company, LLC (PAC) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Investment Funds
Notes to Financial Statements

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Annual Report
deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended July 31, 2026, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
In addition, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the fund’s average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from the base fee for that month.
For Putnam Large Cap Growth Fund, the performance adjustment rate is equal to 0.03 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Russell
1000 Growth Index each measured over the performance period. The maximum annualized performance adjustment rate is
+/- 0.12%. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the thirty-six month performance period. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam
Management would make a payment to the fund.
Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease
Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.
For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.502% of the fund’s average net assets, which included an effective base fee of 0.528% and a decrease of 0.025%, or $3,395,603 based on performance.
Annualized Fee Rate Net Assets
0.710% of the first $5 billion,
0.660% of the next $5 billion,
0.610% of the next $10 billion,
0.560% of the next $10 billion,
0.510% of the next $50 billion,
0.490% of the next $50 billion,
0.480% of the next $100 billion and
0.475% of any excess thereafter.
Putnam Large
Cap Growth
Fund
Putnam U.S.
Research Fund
Gross effective investment management fee rate .................................... 0.502% 0.518%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Investment Funds
Notes to Financial Statements

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Annual Report
Putnam Management retained Advisers as subadvisor for the Funds. Pursuant to the agreement, Advisers provides certain advisory and related services to the Funds. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Funds, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Funds. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Funds.
Under a subadvisory agreement, PAC provides subadvisory services to Putnam U.S. Research Fund. The subadvisory fee is paid by Putnam Management based on the average net assets managed by PAC, and is not an additional expense of the
Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Funds. The fee is paid by
Putnam Management based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
The Funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Funds and their staff who provide administrative services to the Funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Funds have adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Funds. The Plans provide payments by the Funds to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the Funds at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Maximum % Approved %
Class A ...................................................................... 0.35% 0.25%
Class C ...................................................................... 1.00% 1.00%
Class R ...................................................................... 1.00% 0.50%
Putnam Large
Cap Growth
Fund
Putnam U.S.
Research Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers ............. $445,247 $39,411
CDSC retained ............................................................. $25,188 $2,093
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Investment Funds
Notes to Financial Statements

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e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Funds. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Funds; (2) a specified rate of the Funds' assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Funds' average assets attributable to such accounts.
Class R5 shares of Putnam Large Cap Growth Fund paid a monthly fee based on the average net assets of Class R5 shares at an annual rate of 0.15%.
Class R6 shares of the Funds paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of
0.05%.
f. Trustee Fees
The Funds have adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.
The Funds have adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Funds who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Funds are included in the Trustees' fees and expenses in the Statements of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the
Statements of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the year ended July 31, 2026, investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Large Cap Growth Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 4.469% . $— $950,564,828 $(950,564,828) $— $— $— — $719,104
3. Transactions with Affiliates
(continued)

Putnam Investment Funds
Notes to Financial Statements

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h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through November 30, 2027, to waive fees and/or reimburse the Funds'
expenses to the extent necessary to limit the cumulative expenses of the Funds, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired Fund fees and expenses and payments under the Funds'
investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Funds' average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of
Putnam U.S. Research Fund through November 30, 2027, so that the total expenses of the Fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the
Fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the Fund’s investment management contract) would not exceed an annual rate of 0.49% of the Fund’s average net assets. Total expenses waived or paid are not subject to recapture subsequent to the Fund`s fiscal year end.
For Putnam U.S. Research Fund, PSERV has agreed to waive all investor servicing fees with respect to Class R6 and Class Y shares. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' transfer agent fees. During the year ended July 31, 2026, the fees were reduced as noted in the Statements of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Large Cap Growth Fund (continued)
Putnam Short Term Investment
Fund, Class P, 3.819% ...... 89,162,578 1,370,226,924 (1,405,962,095) — — 53,427,407 53,427,407 6,150,266
Total Affiliated Securities ... $89,162,578 $2,320,791,752 $(2,356,526,923) $— $— $53,427,407 $6,869,370
Putnam U.S. Research Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.819% ...... $3,212,791 $266,817,341 $(257,253,581) $— $— $12,776,551 12,776,551 $557,715
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.866% ............. $— $17,390,875 $(12,830,875) $— $— $4,560,000 4,560,000 $14,050
Total Affiliated Securities ... $3,212,791 $284,208,216 $(270,084,456) $— $— $17,336,551 $571,765
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Investment Funds
Notes to Financial Statements

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5. Income Taxes
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At July 31, 2026, the deferred losses were as follows:
The tax character of distributions paid during the years ended July 31, 2026 and 2025, was as follows:
At July 31, 2026, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and net operating losses.
Putnam Large Cap Growth Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the year ended July 31,
2026, were as follows:
Putnam Large Cap
Growth Fund
Late-year ordinary loss .........................................................................
$21,501,015
Putnam Large Cap Growth Fund Putnam U.S. Research Fund
2026 2025 2026 2025
Distributions paid from:
Ordinary income ........................ $— $49,507,240 $12,388,741 $8,345,327
Long term capital gain .................... 708,793,650 480,735,293 56,535,424 33,715,815
$708,793,650 $530,242,533 $68,924,165 $42,061,142
Putnam Large
Cap Growth
Fund
Putnam U.S.
Research Fund
a a a
Cost of investments ......................................................... $7,347,364,170 $493,421,932
Unrealized appreciation ....................................................... $6,634,222,197 $344,488,527
Unrealized depreciation ....................................................... (495,208,894) (15,998,994)
Net unrealized appreciation (depreciation) ......................................... $6,139,013,303 $328,489,533
Distributable earnings:
Undistributed ordinary income .................................................. $— $18,840,763
Undistributed long term capital gains ............................................. 2,453,985,975 44,883,589
Total distributable earnings .................................................... $2,453,985,975 $63,724,352
Putnam Large
Cap Growth
Fund
Putnam U.S.
Research Fund
Purchases ................................................................ $7,459,774,725
a
$424,825,528
Sales .................................................................... $7,699,954,957 $362,608,175

Putnam Investment Funds
Notes to Financial Statements

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Annual Report
At July 31, 2026, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
7. Other Derivative Information
At July 31, 2026, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the year ended July 31, 2026, the effect of derivative contracts in the Statements of Operations was as follows:
a
Purchases of investments excludes in-kind transactions of $184,985,347.
Putnam U.S.
Research Fund
Securities lending transactions
a
:
Equity investments
b
........................................................................... $4,560,000
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam U.S. Research Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 121,812 Unrealized depreciation on OTC
forward exchange contracts
$ 390,500
Equity contracts ...........
Investments in securities, at value 685,471
a
Options written, at value 388,708
Variation margin on futures
contracts
35,423
b
Variation margin on futures
contracts
—
Total .................... $842,706 $779,208
a
Purchased option contracts are included in investments in securities, at value in the Statements of Assets and Liabilities.
b
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam U.S. Research Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $203,271 Forward exchange contracts $(515,345)
6. Investment Transactions
(continued)

Putnam Investment Funds
Notes to Financial Statements

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Annual Report
For the year ended July 31, 2026, the average month end notional amount of futures contracts and options and the average month end contract value for forward exchange contracts, were as follows:
See Note 1(c)  regarding derivative financial instruments.
8. Reorganization
On August 14, 2026, Putnam U.S. Research Fund (Surviving Fund), pursuant to a plan of reorganization approved on May 21,
2026 by shareholders of Putnam Sustainable Future Fund (Acquired Fund), a series of Putnam Investment Funds, acquired
100% of the Acquired Fund’s net assets, primarily made up of investment securities, which included $19,872,436 of unrealized appreciation, through a tax-free exchange of 4,917,443 shares of the Surviving Fund (valued at $321,727,746). Immediately after the completion of the reorganization, the combined net assets of the Surviving Fund were $1,190,749,604.
The primary purpose for the reorganization was to combine the Acquired Fund with a larger fund that had lower annual fund operating expenses (both before and after fee waivers), stronger historical investment performance and similar investment goals, principal investment strategies and risks. The estimated cost of the reorganization was $476,758 of which the Surviving
Fund paid 54% and the Acquired Fund paid 46%. Putnam Management paid all of the reorganization costs allocated to the
Surviving Fund. The allocated portion of the Surviving Fund 's reorganization expenses are included with other expenses in the Statement of Operations.
Assuming the reorganization had been completed on August 1, 2025, the Surviving Fund 's pro forma results of operations, would have been as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Equity contracts ..............
Investments $3,316,738
a
Investments $(3,336,295)
a
Written options (2,704,314) Written options 2,820,355
Futures contracts 1,558,543 Futures contracts 35,423
Total ....................... $2,374,238 $(995,862)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statements of Operations.
Putnam U.S.
Research Fund
Futures contracts ......................... $8,097,096
Forward exchange contracts ................. 30,333,671
Options ................................. 33,955
Period
Net Investment
Income
Net Realized
and Unrealized
Gain (Loss)
Net Increase
(Decrease) in Net
Assets Resulting
from
Operations
For the period August 1, 2025 through July 31, 2026 .............. $1,243,748 $142,250,375 $143,494,123
7. Other Derivative Information
(continued)

Putnam Investment Funds
Notes to Financial Statements

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Annual Report
Subsequent to the reorganization, the Surviving Fund has been managed as a single entity. Accordingly, it is impracticable to identify the amounts of investment income and net investment income attributable to the Acquired Fund’s assets after the completion of the reorganization.
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended July 31, 2026, the Funds did not use the Global Credit Facility.
10. Subscription In-Kind
On October 17, 2025, Class Y shares of Putnam Large Cap Growth Fund, were sold to certain shareholders through a subscription in-kind. Portfolio securities and cash valued at $192,061,237 were received by the Fund, in exchange for Class Y shares.
On November 27, 2024, Class R6 shares of Putnam Large Cap Growth Fund, were sold to certain shareholders through a subscription in-kind. Portfolio securities and cash valued at $339,133,413 were received by the Fund, in exchange for Class
R6 shares.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
8. Reorganization
(continued)

Putnam Investment Funds
Notes to Financial Statements

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Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Large Cap Growth Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 299,133,333 $ — $ — $ 299,133,333
Automobiles .......................... 335,733,037 — — 335,733,037
Biotechnology ......................... 92,871,890 — — 92,871,890
Broadline Retail ....................... 238,127,862 — — 238,127,862
Building Products ...................... 158,284,384 — — 158,284,384
Capital Markets ........................ 126,122,303 — — 126,122,303
Chemicals ........................... 92,405,798 — — 92,405,798
Commercial Services & Supplies ........... 139,966,715 — — 139,966,715
Communications Equipment .............. 183,896,222 — — 183,896,222
Construction & Engineering ............... 145,130,112 — — 145,130,112
Construction Materials .................. 117,525,158 — — 117,525,158
Consumer Staples Distribution & Retail ...... 136,169,768 — — 136,169,768
Diversified Telecommunication Services ..... 10,621,886 — — 10,621,886
Electrical Equipment .................... 253,254,784 — — 253,254,784
Electronic Equipment, Instruments &
Components ........................ 248,598,976 — — 248,598,976
Entertainment ......................... 335,991,319 — — 335,991,319
Financial Services ...................... 754,554,421 — — 754,554,421
Health Care Equipment & Supplies ......... 216,187,648 — — 216,187,648
Hotels, Restaurants & Leisure ............. 213,973,269 — — 213,973,269
Interactive Media & Services .............. 2,076,924,983 — — 2,076,924,983
IT Services ........................... 288,979,587 — — 288,979,587
Life Sciences Tools & Services ............ 56,857,997 80,515,628 — 137,373,625
Machinery ............................ 147,080,538 — — 147,080,538
Pharmaceuticals ....................... 532,861,862 — — 532,861,862
Real Estate Management & Development .... 77,701,101 — — 77,701,101
Semiconductors & Semiconductor Equipment . 4,073,314,795 — — 4,073,314,795
Software ............................. 961,152,289 — — 961,152,289
Technology Hardware, Storage & Peripherals . 969,579,344 — — 969,579,344
Trading Companies & Distributors .......... 69,433,057 — — 69,433,057
Short Term Investments ................... 53,427,407 — — 53,427,407
Total Investments in Securities ........... $13,405,861,845 $80,515,628
b
$— $13,486,377,473
Putnam U.S. Research Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 19,939,412 3,956,154 — 23,895,566
Air Freight & Logistics ................... 4,157,892 — — 4,157,892
Automobiles .......................... 4,450,401 — — 4,450,401
Banks ............................... 20,056,302 — — 20,056,302
Beverages ........................... 15,115,984 — — 15,115,984
Biotechnology ......................... 10,504,605 — — 10,504,605
Broadline Retail ....................... 36,150,557 — — 36,150,557
Building Products ...................... 4,011,294 — — 4,011,294
Capital Markets ........................ 25,542,862 — — 25,542,862
Chemicals ........................... 5,457,444 — — 5,457,444
Commercial Services & Supplies ........... 1,668,758 — — 1,668,758
Communications Equipment .............. 15,083,688 — — 15,083,688
Construction Materials .................. 4,720,002 — — 4,720,002
11. Fair Value Measurements
(continued)

Putnam Investment Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Putnam U.S. Research Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Consumer Finance ..................... $ 7,879,259 $ — $ — $ 7,879,259
Consumer Staples Distribution & Retail ...... 13,849,286 — — 13,849,286
Electric Utilities ........................ 13,306,019 — — 13,306,019
Electrical Equipment .................... 9,203,755 — — 9,203,755
Electronic Equipment, Instruments &
Components ........................ 4,276,169 — — 4,276,169
Energy Equipment & Services ............. 1,059,219 — — 1,059,219
Entertainment ......................... 16,566,476 — — 16,566,476
Financial Services ...................... 30,012,113 — — 30,012,113
Ground Transportation .................. 3,635,204 — — 3,635,204
Health Care Equipment & Supplies ......... 13,226,173 — — 13,226,173
Health Care Providers & Services .......... 14,041,696 — — 14,041,696
Health Care REITs ..................... 4,077,146 — — 4,077,146
Hotels, Restaurants & Leisure ............. 16,311,974 — — 16,311,974
Household Durables .................... 3,121,533 — — 3,121,533
Household Products .................... 3,746,915 — — 3,746,915
Industrial Conglomerates ................ 4,014,943 — — 4,014,943
Industrial REITs ....................... 3,350,180 — — 3,350,180
Insurance ............................ 18,938,339 2,149,583 — 21,087,922
Interactive Media & Services .............. 56,841,191 — — 56,841,191
IT Services ........................... 7,255,026 — — 7,255,026
Life Sciences Tools & Services ............ 11,160,446 — — 11,160,446
Machinery ............................ 6,215,414 — — 6,215,414
Metals & Mining ....................... 2,201,229 2,160,669 — 4,361,898
Multi-Utilities .......................... 4,665,884 — — 4,665,884
Oil, Gas & Consumable Fuels ............. 25,161,694 3,651,072 — 28,812,766
Passenger Airlines ..................... 2,153,658 — — 2,153,658
Pharmaceuticals ....................... 27,205,991 — — 27,205,991
Real Estate Management & Development .... 2,084,115 — — 2,084,115
Semiconductors & Semiconductor Equipment . 138,443,334 — — 138,443,334
Software ............................. 69,347,798 — — 69,347,798
Specialized REITs ...................... 5,438,823 — — 5,438,823
Specialty Retail ........................ 11,017,472 — — 11,017,472
Technology Hardware, Storage & Peripherals . 60,664,981 — — 60,664,981
Textiles, Apparel & Luxury Goods .......... 3,150,047 — — 3,150,047
Tobacco ............................. 4,441,526 — — 4,441,526
Trading Companies & Distributors .......... 3,330,596 — — 3,330,596
Wireless Telecommunication Services ....... 876,158 — — 876,158
Options Purchased ....................... — 685,471 — 685,471
Short Term Investments ................... 12,776,551 8,022,955 — 20,799,506
Total Investments in Securities ........... $801,907,534 $20,625,904
c
$— $822,533,438
Other Financial Instruments:
Forward Exchange Contracts ............... $— $121,812 $— $121,812
Futures Contracts ....................... 35,423 — — 35,423
Total Other Financial Instruments ......... $35,423 $121,812 $— $157,235
– – – –
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $388,708 $— $388,708
Forward Exchange Contracts ............... — 390,500 — 390,500
Total Other Financial Instruments ......... $— $779,208 $— $779,208
11. Fair Value Measurements
(continued)

Putnam Investment Funds
Notes to Financial Statements

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Annual Report
12. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. A management group of the Funds'
investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. New Accounting Pronouncements
In September 2026, the FASB issued Accounting Standards Update (ASU) No. 2026-03, Fair Value Measurement (Topic
820)—Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU require contractual sale restrictions to be considered in measuring the fair value of equity securities and require disclosure of the amount of the discount attributable to the contractual sale restriction. The ASU is effective for interim and annual reporting periods beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact on the financial statements.
14. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $80,515,628, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument
Valuation note for more information.
c
Includes foreign securities valued at $11,917,478, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument
Valuation note for more information.
11. Fair Value Measurements
(continued)

Putnam Investment Funds
Notes to Financial Statements

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Annual Report
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust

Putnam Investment Funds
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Putnam Investment Funds and Shareholders of Putnam Large Cap Growth Fund and Putnam U.S.
Research Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Putnam
Large Cap Growth Fund and Putnam U.S. Research Fund (two of the funds constituting Putnam Investment Funds, hereafter collectively referred to as the “Funds”) as of July 31, 2026, the related statements of operations for the year ended July 31,
2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2026 and each of the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 18, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began as auditor.

Putnam Investment Funds
Tax Information (unaudited)

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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2026:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to:
Putnam Large Cap
Growth Fund
Putnam U.S.
Research Fund
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $796,587,852 $56,535,424
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $55,592,997 $6,112,715
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $59,158,629 $6,685,995
Qualified Net Interest Income (QII) §871(k)(1)(C) — $41,892
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) — $9,000,803
Qualified Business Income Dividends Earned §199A — $284,471
Section 163(j) Interest Dividends Earned §163(j) — $499,316
Interest Earned from Federal Obligations Note (1) — $37,032

Putnam Investment Funds

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Annual Report
Putnam Investment Funds
Putnam Large Cap Growth Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”))
of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Putnam Investment Management, LLC (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the Advisor and Franklin Advisers, Inc. (“Franklin Advisers” and together with FTIML, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, and Franklin Advisers are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Putnam Investment Funds

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Annual Report
entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
4. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent
Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds or repositioned funds, the current fee arrangements under the majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the
Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as aggregate assets under management of the fund and other mutual funds sponsored by the Advisor
(or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
In addition, your fund’s Management Contract provides that its management fees will be adjusted up or down depending upon whether your fund’s performance is better or worse than the performance of an appropriate index of securities prices specified in the Management Contract. In the course of reviewing investment performance, the Trustees examined the operation of your fund’s performance fees and concluded that these fees were operating effectively to align further the Advisor’s economic interests with those of the fund’s shareholders.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2025.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund) had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2025. The Advisor and PSERV have agreed to maintain these expense limitations until at least November 30, 2027. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

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In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial

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markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37
th
percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26 th
,
22
nd
and 16
th
percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks.
In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year, three-year and five-year periods ended December 31, 2025. Your fund’s class A shares’ return, net of fees and expenses, was positive but trailed the return of its benchmark over the one-year, three-year and five-year periods ended December 31, 2025. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees expressed concern about your fund’s significant underperformance relative to its benchmark for the one-year period ended December 31, 2025. The Trustees noted and considered the Advisor’s observations concerning the performance of your fund.
In the Advisor’s view:
1. Stock selection accounted for most of the underperformance, whereas sector allocation was a smaller detractor.
2. From an individual stock perspective, underweight positions in global internet and technology company Alphabet and data software company Palantir Technologies were the largest single detractors. The strongest contributors were an overweight position in semiconductor and infrastructure software company Broadcom and an underweight position in membership-based warehouse retailer Costco Wholesale Corporation.
3. Within sector allocation, the largest detractors were overweight positioning to real estate, financials and materials, as well as an underweight positioning to information technology. These were partially offset by a positive contribution from the underweight positioning to consumer staples.
The Trustees also noted that the Advisor remained confident in the fund’s portfolio managers.

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As a general matter, the Trustees believe that engaging in constructive dialogue with the Advisor represents the most effective way for the Trustees to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the funds have, in effect, placed their trust in management, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. The Trustees also considered that management has made changes in light of subpar investment performance when warranted. Based on the Advisor’s willingness to take appropriate measures to address fund performance issues, the Trustees concluded that it continued to be advisable to seek change within the Advisor to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.
Putnam U.S. Research Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”))
of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Putnam Investment Management, LLC (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the Advisor and Franklin Advisers, Inc. (“Franklin Advisers” and together with FTIML, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, and Franklin Advisers are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).

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General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
4. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent
Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that

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the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds or repositioned funds, the current fee arrangements under the majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the
Contract Committee and discussions with management, as well as approval by shareholders.
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as aggregate assets under management of the fund and other mutual funds sponsored by the Advisor
(or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2025.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund) had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2025. The Advisor and PSERV have agreed to maintain these expense limitations until at least November 30, 2027. In addition, the Advisor contractually agreed to waive fees and/
or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s distribution plans, investor servicing fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.49% of its average net assets through at least November 30, 2027.
Further, PSERV contractually agreed to waive (i) all investor servicing fees with respect to Class Y and Class R6 shares of your fund and (ii) investor servicing fees of Class A, Class C, and Class R shares of your fund by 0.01% annually upon the closing of the merger of Putnam Sustainable Future Fund with and into your fund
1
, in each case, through at least November
30, 2027. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
1
At their meeting on May 21, 2026, the Board approved the merger of Putnam Sustainable Future Fund with and into your fund, which will occur in the third quarter of 2026.

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(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

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The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37
th
percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26 th
,
22
nd
and 16
th
percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Large-Cap Core Funds) for the one-year, three-year and five-year periods ended December 31,
2025 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
Over the one-year, three-year and five-year periods ended December 31, 2025, there were 694, 637 and 596 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities
One-year period Three-year period Five-year period
1st 1st 1st

Putnam Investment Funds

franklintempleton.com
Annual Report
and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

PIF7-AFSOI 09/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Investment Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	September 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	September 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	September 25, 2026